Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2016	May 02, 2015	May 03, 2014
Income Tax Contingency [Line Items]
Beginning Balance	$ 18,382	$ 19,155	$ 21,326
Additions for tax positions of the current period	238	731	2,693
Additions for tax positions of prior periods	7,433		2,206
Reductions due to settlements	(5,980)
Reductions for tax positions of prior periods	(5,501)	(1,504)	(7,070)
Ending Balance	$ 14,572	$ 18,382	$ 19,155